Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Schedule of Accounts Payable and Accrued Expenses [Line Items]
Outside services		$ 220,411	$ 123,065
Employee compensation		5,884	12,285
Other	$ 10,364	5,563	13,298
Total	$ 673,396	$ 231,858	$ 148,648